Business Segment Information - Segment Operating Results (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Segment Information
Revenue from external customers	$ 71,291	$ 59,432	$ 113,267
Interest expense	1,748	1,881	740
Depreciation, amortization and depletion	481	557	502
Income (loss) before income taxes	17,547	11,179	(16,784)
Operating segments
Business Segment Information
Revenue from external customers	71,291	59,432	113,267
Interest expense	1,935	1,881	950
Depreciation, amortization and depletion	11,023	11,470	8,287
Income (loss) before income taxes	17,547	11,179	(16,784)
Operating segments | Iron Ore Royalty
Business Segment Information
Revenue from external customers	40,335	31,360	5,496
Interest expense	2	0	0
Depreciation, amortization and depletion	4,911	5,225	1,628
Income (loss) before income taxes	26,892	25,293	4,419
Operating segments | Industrial Equity
Business Segment Information
Revenue from external customers	23,428	17,666	100,184
Interest expense	202	31	323
Depreciation, amortization and depletion	5,754	5,833	6,340
Income (loss) before income taxes	(4,739)	(1,229)	(15,840)
Operating segments | Merchant banking
Business Segment Information
Revenue from external customers	6,527	10,406	7,565
Interest expense	1,715	1,834	601
Depreciation, amortization and depletion	357	410	261
Income (loss) before income taxes	736	832	4,800
Operating segments | All other segments
Business Segment Information
Revenue from external customers	1,001		22
Interest expense	16	16	26
Depreciation, amortization and depletion	1	2	58
Income (loss) before income taxes	(5,342)	(13,717)	(10,163)
Elimination of intersegment amounts
Business Segment Information
Revenue from external customers	(14,419)	(3,726)	(4,409)
Elimination of intersegment amounts | Industrial Equity
Business Segment Information
Revenue from external customers	(3,385)	(62)	(6)
Elimination of intersegment amounts | Merchant banking
Business Segment Information
Revenue from external customers	(6,663)	(2,927)	(3,455)
Elimination of intersegment amounts | All other segments
Business Segment Information
Revenue from external customers	$ (4,371)	$ (737)	$ (948)